Schedule of Warrants Outstanding and Exercisable (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Range of Exercise Price	$ 1.00
Number of Warrants Outstanding	505,400
Weighted Average Remaining Contractual Life (in Years)	4 years 6 months 15 days
Weighted Average Exercise Price, Warrants Outstanding	$ 1.00
Number of Warrants Exercisable	505,400
Weighted Average Exercise Price, Warrants Exercisable	$ 1.00